Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	$ 395,198	$ 395,198	$ 379,198
Issued and outstanding		345,537	345,537
Ordinary A Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	74,220	74,220	74,220
Issued and outstanding		65,814	65,814
Preferred A Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	242,000	242,000	226,000
Issued and outstanding		201,712	201,712
Preferred A-1 Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	14,000	14,000	14,000
Issued and outstanding		13,423	13,423
Preferred A-2 Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	$ 64,978	64,978	64,978
Issued and outstanding		$ 64,588	$ 64,588